VIA EDGAR
October 19, 2007
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Homestead Funds, Inc.
	File Nos. 33-35788 and 811-06136

Ladies and Gentlemen:

Pursuant to Rule 497j under the Securities Act of 1933, as amended
(the "1933 Act"), Homestead Funds, Inc. (the Fund) hereby certifies that:

1.	The form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in post-effective amendment no. 33 to the Funds registration statement on Form N-1A, which is the most recent amendment to the Funds registration statement on Form N-1A; and

2.	The text of post-effective amendment no. 36 to the Funds
registration statement on Form N-1A was filed electronically with the Securities and Exchange Commission on October 15, 2007.

If you have any questions regarding this filing, please do not hesitate to contact me at (703) 907-5993.
Very truly yours,

/s/ Danielle Sieverling

Danielle Sieverling
Chief Compliance Officer